Consolidated Balance Sheets (Parenthetical) - ₪ / shares	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Ordinary shares, par value	₪ 0.01	₪ 0.01
Ordinary shares, authorized	10,000,000	10,000,000
Ordinary shares, issued	7,747,274	7,739,274
Ordinary shares, outstanding	5,766,286	6,405,523
Ordinary shares, treasury shares	1,980,988	1,333,751